Segmented information (Tables)	12 Months Ended
Mar. 26, 2022
Segment Reporting [Abstract]
Schedule of Information Relating to Segments
Certain information relating to the Company’s segments for the years ended March 26, 2022, March 27, 2021, and March 28, 2020, respectively, is set forth below:

	Retail			Other			Total
	2022	2021	2020	2022	2021	2020	2022	2021	2020
	(In thousands)
Sales to external customers	$167,819	$130,758	$160,981	$13,523	$12,310	$8,439	$181,342	$143,068	$169,420
Inter-segment sales	—	—	—	574	681	3,606	574	681	3,606
Unadjusted Gross profit	72,061	51,029	64,210	6,961	5,989	4,074	79,022	57,018	68,284

Schedule of Reconciliations of Segments Gross Profits and Certain Unallocated Costs to Consolidated Gross Profits
The following sets forth reconciliations of the segments’ gross profits and certain unallocated costs to the Company’s consolidated gross profits for the years ended March 26, 2022, March 27, 2021, and March 28, 2020.:

	Fiscal Year Ended
	March 26, 2022	March 27, 2021	March 28, 2020
	(In thousands)
Unadjusted gross profit	$79,022	$57,018	$68,284
Inventory provisions	(383)	(736)	(475)
Other unallocated costs	(2,445)	38	(3,586)
Adjustment of intercompany profit	26	30	254

Gross profit	$76,220	$56,350	$64,477

Summary of Sales by Classes of Similar Products
Sales by classes of similar products and by channel were as follows:

	Retail			Other			Total
	2022	2021	2020	2022	2021	2020	2022	2021	2020
	(In thousands)
Jewelry and other	$78,586	$55,743	$81,736	$11,936	$11,553	$8,439	$90,522	$67,296	$90,175
Timepieces	89,233	75,015	79,245	1,587	757	—	90,820	75,772	79,245

	$167,819	$130,758	$160,981	$13,523	$12,310	$8,439	$181,342	$143,068	$169,420